SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Operating Loss Carryforwards [Line Items]
Income tax provision (benefit) based on book income (loss) at Israeli statutory rate					$ (10,983,000)	$ (10,259,000)
Share-based compensation and shares for services
Debt discount amortization					860,000	1,841,000
Related party accruals					226,000	150,000
Stock options					(145,000)	6,815,000
Interest expense					79,000	5,000
Depreciation					(18,000)	21,000
Inventory reserve					26,000	55,000
Interest deferral					(5,000)	13,000
Acquisition costs					260,000	1,268,000
Accrued legal					(76,000)	76,000
Loss on sale of capital assets					8,713,000
Accrued payroll
Change in fair value of derivatives					481,000	(1,298,000)
Other					40,000	(29,000)
Valuation allowance					542,000	1,342,000
Total income tax provision
Total income tax provision
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax provision (benefit) based on book income (loss) at Israeli statutory rate					(54,000)	(56,000)
Valuation allowance					54,000	56,000
Total income tax provision
Total income tax provision